Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at the beginning of the year	$ 1,618,887
Depreciation	80,333	78,803	70,887
Balance at the end of the year	1,582,345	1,618,887
Vessel Cost [Member]
Balance at the beginning of the year	2,298,108	2,148,860	2,037,774
Vessel acquisitions and other vessels cost	74,053	194,040	146,246
Disposals	(43,125)	(44,792)	(35,160)
Transfer to assets held for sale	(25,000)
Balance at the end of the year	2,304,036	2,298,108	2,148,860
Accumulated Depreciation [Member]
Balance at the beginning of the year	(679,221)	(617,250)	(572,130)
Depreciation	(80,333)	(78,803)	(70,887)
Disposals	17,166	16,832	25,767
Transfer to assets held for sale	20,697
Balance at the end of the year	(721,691)	(679,221)	(617,250)
Net Book Value [Member]
Balance at the beginning of the year	1,618,887	1,531,610	1,465,644
Depreciation	(80,333)	(78,803)	(70,887)
Vessel acquisitions and other vessels cost	74,053	194,040	146,246
Disposals	(25,959)	(27,960)	(9,393)
Transfer to assets held for sale	(4,303)
Balance at the end of the year	$ 1,582,345	$ 1,618,887	$ 1,531,610